Note 3 - Property and Equipment, Net	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
3.	Property and equipment, net

Property and equipment consist of the following:

	December 31, 2018 $	March 31, 2019 $
		(Unaudited)
Office equipment	143	143
Laboratory equipment	111	115
Motor vehicles	23	23
Leasehold improvements	109	109
	386	390
Less: accumulated depreciation	(104)	(127)

Property and equipment, net	282	263

Depreciation expenses for the
three
months ended
March 31, 2018
and
2019
were
$12
and
$23,
respectively.